Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements of the Company

As of December 31, 2025, the consolidated financial statements of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Sentage Holdings Inc. (“Sentage Holdings”)	September 16, 2019	Cayman Islands	Parent, 100%	Investment holding
Sentage Hongkong Limited (“Sentage HK”)	September 25, 2019	Hong Kong	100%	Investment holding
Shanghai Santeng Technology Co., Ltd. (“Sentage WFOE”)	December 17, 2019	Shanghai, PRC	100%	WFOE
Daxin Wealth Investment Management (Shanghai) Co., Ltd. (“Daxin Wealth”)	August 13, 2014	Shanghai, PRC	VIE	Investment holding
Daxin Zhuohui Financial Information Services (Shanghai) Co., Ltd. (“Daxin Zhuohui”)	January 9, 2015	Shanghai, PRC	VIE	Investment holding
Qingdao Buytop Payment Services Co., Ltd. (“Qingdao Buytop”)	August 4, 2009	Qingdao,Shandong,PRC	VIE	Prepaid payment network services
Zhenyi Information Technology (Shanghai) Co., Ltd. (“Zhenyi”)	August 29, 2017	Shanghai, PRC	VIE	Investment holding

Schedule of Consolidated Balance Sheets

The table sets forth the assets and liabilities of the VIEs included in the Group’s consolidated balance sheets:

	As of December 31,
	2024	2025
	USD	USD
ASSETS
Current assets
Cash and cash equivalents	8,488	12,419
Restricted cash	19,961	25,750
Accounts receivable, net	51,890	75,074
Prepaid expenses and other current assets	984,998	23,721

Total current assets	1,065,337	136,964

Non-current assets
Property and equipment, net	50,882	40,764
Intangible assets, net	51,957	40,384
Deferred tax assets	11,987	12,512

Total non-current assets	114,826	93,660

Total assets	1,180,163	230,624

Current liabilities
Accounts payable	5,821	6,076
Accrued expenses and other current liabilities	1,773,390	1,842,505

Total current liabilities	1,779,211	1,848,581

Non-current liability
Due to a related party	1,368,555	1,837,409

Total non-current liability	1,368,555	1,837,409
Total liabilities	3,147,766	3,685,990

The table sets forth the results of operations of the VIE included in the Group’s consolidated statements of comprehensive income/(loss):

	Years ended December 31,
	2023	2024	2025
	USD	USD	USD
Total revenues	146,554	107,507	68,909
Net Loss	(797,223)	(917,055)	(1,363,702)

The table sets forth the cash flows of the VIE included in the Group’s consolidated statements of cash flows:

	Years ended December 31,
	2023	2024	2025
	USD	USD	USD
Net cash used in operating activities	(254,262)	(711,635)	(310,275)
Net cash used in investing activity	(23,433)	-	-
Net cash provided by financing activities	299,385	604,461	468,854